Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 612,941	$ 531,916
Amounts receivable	70,763	92,161
Inventories	257,302	316,799
Other current assets	25,021	49,784
Total current assets	966,027	990,660
Property, plant and equipment	1,237,506	1,272,792
Deferred income tax assets	57,900	61,900
Other non-current assets	19,333	10,557
Total non-current assets	1,314,739	1,345,249
Total assets	2,280,766	2,335,909
Current liabilities
Accounts payable and accrued liabilities	201,707	199,433
Income tax payable	40,952	1,890
Other current liabilities	54,778	73,529
Total current liabilities	297,437	274,852
Deferred income tax liabilities	16,809	8,719
Non-current portion of reclamation provision	272,566	227,867
Other non-current liabilities	19,712	14,180
Total non-current liabilities	309,087	250,766
Shareholders' equity
Share capital	861,536	886,479
Contributed surplus	33,869	29,564
Accumulated other comprehensive income (loss)	7,451	(3,323)
Retained earnings	771,386	897,571
Total equity	1,674,242	1,810,291
Total liabilities and shareholders' equity	$ 2,280,766	$ 2,335,909